Operating Segments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
ASSETS	R$ 60,414,456	R$ 57,384,156
CURRENT ASSETS	10,881,654	13,041,808
Non-current assets	49,532,802	44,342,348
Long term assets	19,065,339	15,315,121
Noncurrent investment	2,849,002	3,577,937
Property, plant and equipment	8,145,552	8,516,697
Intangible assets other than goodwill	19,206,609	16,623,610
Right of use Asset	266,300	308,983
Elimination of intersegment amounts [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
ASSETS	(814,830)	(1,902,758)
CURRENT ASSETS	(1,867,841)	(2,975,940)
Non-current assets	1,053,011	1,073,182
Long term assets	(356,766)	(380,976)
Noncurrent investment	0	0
Property, plant and equipment	0	0
Intangible assets other than goodwill	1,409,777	1,454,158
Right of use Asset	0	0
Electricity GET [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
ASSETS	32,096,778	29,552,246
CURRENT ASSETS	4,113,374	4,796,497
Non-current assets	27,983,404	24,755,749
Long term assets	11,116,344	7,418,447
Noncurrent investment	2,697,409	3,411,005
Property, plant and equipment	8,136,392	8,428,157
Intangible assets other than goodwill	5,910,606	5,365,916
Right of use Asset	122,653	132,224
Electricity Energy DIS [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
ASSETS	24,647,570	23,567,303
CURRENT ASSETS	5,470,404	6,769,769
Non-current assets	19,177,166	16,797,534
Long term assets	7,176,946	6,847,655
Noncurrent investment	441	442
Property, plant and equipment	0	0
Intangible assets other than goodwill	11,868,128	9,788,358
Right of use Asset	131,651	161,079
Electricity Energy COM [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
ASSETS	1,559,759	1,447,083
CURRENT ASSETS	908,823	916,049
Non-current assets	650,936	531,034
Long term assets	639,830	520,427
Noncurrent investment	0	0
Property, plant and equipment	1,025	702
Intangible assets other than goodwill	5,816	5,731
Right of use Asset	4,265	4,174
SER [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
ASSETS	131,497	149,155
CURRENT ASSETS	109,130	48,889
Non-current assets	22,367	100,266
Long term assets	19,825	15,084
Noncurrent investment	0	0
Property, plant and equipment	774	80,590
Intangible assets other than goodwill	1,768	901
Right of use Asset	0	3,691
Holding And Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
ASSETS	2,793,682	4,571,127
CURRENT ASSETS	2,147,764	3,486,544
Non-current assets	645,918	1,084,583
Long term assets	469,160	894,484
Noncurrent investment	151,152	166,490
Property, plant and equipment	7,361	7,248
Intangible assets other than goodwill	10,514	8,546
Right of use Asset	R$ 7,731	R$ 7,815